PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited)
1
Voya Russell™ Mid Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.9%
Communication Services : 3.2%
21,045
(1)(2)
AMC Entertainment
Holdings, Inc. - Class A
$ 78,287
0.0
475
Cable One, Inc.
200,987
0.0
23,146
Electronic Arts, Inc.
3,070,780
0.3
21,025
Fox Corp. - Class A
657,452
0.1
11,453
Fox Corp. - Class B
327,785
0.0
20,873
(1)
Frontier
Communications
Parent, Inc.
511,389
0.1
6,317
(1)
IAC, Inc.
336,949
0.0
32,959  Interpublic Group of
Cos., Inc.
1,075,452
0.1
10,457  Iridium
Communications, Inc.
273,555
0.0
1,406
(1)
Liberty Broadband
Corp. - Class A
80,311
0.0
9,931
(1)
Liberty Broadband
Corp. - Class C
568,351
0.1
2,028
(1)
Liberty Media Corp.-
Liberty Formula One
- Class A, Tracking
Stock
119,125
0.0
16,580
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
1,087,648
0.1
1,670
(1)
Liberty Media Corp.-
Liberty Live - Class A,
Tracking Stock
70,724
0.0
3,981
(1)
Liberty Media Corp.-
Liberty Live - Class C,
Tracking Stock
174,447
0.0
13,093
(1)
Liberty Media Corp.-
Liberty SiriusXM,
Tracking Stock
388,993
0.0
6,331
(1)
Liberty Media Corp.-
Liberty SiriusXM
- Class A, Tracking
Stock
188,031
0.0
13,379
(1)
Live Nation
Entertainment, Inc.
1,415,097
0.1
1,585
(1)
Madison Square
Garden Sports Corp.
292,464
0.0
23,190
(1)
Match Group, Inc.
841,333
0.1
13,768  New York Times Co.
- Class A
595,053
0.1
32,544
News Corp. - Class A
852,002
0.1
9,927
News Corp. - Class B
268,625
0.0
2,760  Nexstar Media Group,
Inc.
475,520
0.1
16,870
Omnicom Group, Inc.
1,632,341
0.2
781
(2)
Paramount Global
- Class A
17,049
0.0
49,189  Paramount Global
- Class B
578,955
0.1
50,044
(1)
Pinterest, Inc. - Class A
1,735,025
0.2
1,983
Playtika Holding Corp.
13,980
0.0
40,186
(1)
ROBLOX Corp. - Class
A
1,534,301
0.2
10,682
(1)
Roku, Inc.
696,146
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
54,928
(2)
Sirius XM Holdings,
Inc.
$ 213,121
0.0
11,988
(1)
Spotify Technology SA
3,163,633
0.3
14,101
(1)
Take-Two Interactive
Software, Inc.
2,093,857
0.2
5,282  TKO Group Holdings,
Inc.
456,418
0.1
37,687
(1)
Trade Desk, Inc.
- Class A
3,294,598
0.3
9,166
(1)
TripAdvisor, Inc.
254,723
0.0
188,425
(1)
Warner Bros
Discovery, Inc.
1,644,950
0.2
25,656
(1)
ZoomInfo
Technologies, Inc.
411,266
0.0
31,690,723
3.2
Consumer Discretionary : 10.8%
21,861
ADT, Inc.
146,906
0.0
5,062  Advance Auto Parts,
Inc.
430,726
0.0
23,146
(1)
Aptiv PLC
1,843,579
0.2
22,236
Aramark
723,115
0.1
2,421
(1)
AutoNation, Inc.
400,869
0.0
19,327  Bath & Body Works,
Inc.
966,737
0.1
16,455
Best Buy Co., Inc.
1,349,804
0.1
2,158
(1)(2)
Birkenstock Holding
PLC
101,965
0.0
19,890
BorgWarner, Inc.
690,979
0.1
6,149
Boyd Gaming Corp.
413,951
0.0
4,896
(1)
Bright Horizons Family
Solutions, Inc.
555,011
0.1
5,924
Brunswick Corp.
571,784
0.1
5,523
(1)
Burlington Stores, Inc.
1,282,385
0.1
17,539
(1)
Caesars
Entertainment, Inc.
767,156
0.1
9,637
(1)
Capri Holdings Ltd.
436,556
0.0
13,503
(1)
CarMax, Inc.
1,176,246
0.1
84,980
(1)
Carnival Corp.
1,388,573
0.1
3,065
Carter's, Inc.
259,544
0.0
4,105
(1)
Cava Group, Inc.
287,555
0.0
2,545
(2)
Choice Hotels
International, Inc.
321,561
0.0
6,063
Churchill Downs, Inc.
750,296
0.1
3,010  Columbia Sportswear
Co.
244,352
0.0
93,686
(1)
Coupang, Inc.
1,666,674
0.2
5,078
(1)
Crocs, Inc.
730,216
0.1
25,890
D.R. Horton, Inc.
4,260,199
0.4
10,192  Darden Restaurants,
Inc.
1,703,593
0.2
2,187
(1)
Deckers Outdoor Corp.
2,058,536
0.2
4,817  Dick's Sporting Goods,
Inc.
1,083,151
0.1
17,564
(1)
Dollar Tree, Inc.
2,338,647
0.2
2,986
Domino's Pizza, Inc.
1,483,684
0.2
26,513
(1)
DoorDash, Inc. - Class
A
3,651,370
0.4
35,741
(1)
DraftKings, Inc. - Class
A
1,622,999
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
44,377
eBay, Inc.
$ 2,342,218
0.2
10,185
(1)
Etsy, Inc.
699,913
0.1
11,370
(1)
Expedia Group, Inc.
1,566,217
0.2
4,683
(1)
Five Below, Inc.
849,403
0.1
8,896
(1)
Floor & Decor
Holdings, Inc. - Class A
1,153,099
0.1
22,835
(1)(2)
GameStop Corp.
- Class A
285,894
0.0
16,569
Gap, Inc.
456,476
0.0
13,138
Garmin Ltd.
1,955,854
0.2
20,030
Gentex Corp.
723,484
0.1
11,994
Genuine Parts Co.
1,858,230
0.2
2,536
(1)
Grand Canyon
Education, Inc.
345,429
0.0
12,429
H&R Block, Inc.
610,388
0.1
10,968
Harley-Davidson, Inc.
479,740
0.1
11,141
Hasbro, Inc.
629,689
0.1
21,307  Hilton Worldwide
Holdings, Inc.
4,544,996
0.5
3,755  Hyatt Hotels Corp.
- Class A
599,373
0.1
9,422
Kohl's Corp.
274,651
0.0
4,942
Lear Corp.
715,997
0.1
11,295
Leggett & Platt, Inc.
216,299
0.0
20,716
Lennar Corp. - Class A
3,562,738
0.4
1,124
Lennar Corp. - Class B
173,298
0.0
2,307
Lithia Motors, Inc.
694,084
0.1
22,775
LKQ Corp.
1,216,413
0.1
63,522
(1)(2)
Lucid Group, Inc.
181,038
0.0
23,067
Macy's, Inc.
461,109
0.1
3,064  Marriott Vacations
Worldwide Corp.
330,085
0.0
30,012
(1)
Mattel, Inc.
594,538
0.1
23,488
(1)
MGM Resorts
International
1,108,868
0.1
6,473
(1)(2)
Mister Car Wash, Inc.
50,166
0.0
4,509
(1)
Mohawk Industries,
Inc.
590,183
0.1
1,663
Murphy USA, Inc.
697,130
0.1
32,432
Newell Brands, Inc.
260,429
0.0
9,728
Nordstrom, Inc.
197,187
0.0
36,043
(1)
Norwegian Cruise Line
Holdings Ltd.
754,380
0.1
249
(1)
NVR, Inc.
2,016,890
0.2
5,254
(1)
Ollie's Bargain Outlet
Holdings, Inc.
418,061
0.0
28,626
(1)
Peloton Interactive,
Inc. - Class A
122,662
0.0
12,757
(1)
Penn Entertainment,
Inc.
232,305
0.0
1,668  Penske Automotive
Group, Inc.
270,199
0.0
6,989
(1)
Petco Health &
Wellness Co., Inc.
15,935
0.0
3,978
Phinia, Inc.
152,875
0.0
7,267
(1)
Planet Fitness, Inc.
- Class A
455,132
0.0
4,596
Polaris, Inc.
460,152
0.0
3,248
Pool Corp.
1,310,568
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
18,317
PulteGroup, Inc.
$ 2,209,397
0.2
5,123
PVH Corp.
720,345
0.1
28,840
(1)(2)
QuantumScape Corp.
181,404
0.0
3,405
Ralph Lauren Corp.
639,323
0.1
1,326
(1)
RH
461,793
0.1
57,802
(1)(2)
Rivian Automotive, Inc.
- Class A
632,932
0.1
28,270
Ross Stores, Inc.
4,148,905
0.4
20,013
(1)
Royal Caribbean
Cruises Ltd.
2,782,007
0.3
12,268  Service Corp.
International
910,408
0.1
11,355
(1)
Skechers USA, Inc.
- Class A
695,607
0.1
19,579
Tapestry, Inc.
929,611
0.1
14,261  Tempur Sealy
International, Inc.
810,310
0.1
5,714
Texas Roadhouse, Inc.
882,642
0.1
4,368
Thor Industries, Inc.
512,541
0.1
8,873
Toll Brothers, Inc.
1,147,900
0.1
2,708
(1)
TopBuild Corp.
1,193,497
0.1
9,241
Tractor Supply Co.
2,418,554
0.2
6,006
Travel + Leisure Co.
294,054
0.0
4,147
(1)
Ulta Beauty, Inc.
2,168,383
0.2
16,071
(1)
Under Armour, Inc.
- Class A
118,604
0.0
17,234
(1)
Under Armour, Inc.
- Class C
123,051
0.0
3,229
Vail Resorts, Inc.
719,518
0.1
29,806
VF Corp.
457,224
0.0
6,567
(1)
Victoria's Secret & Co.
127,268
0.0
7,186
(1)
Wayfair, Inc. - Class A
487,786
0.1
14,555
Wendy's Co.
274,216
0.0
4,562
Whirlpool Corp.
545,752
0.1
5,448
Williams-Sonoma, Inc.
1,729,903
0.2
2,512
Wingstop, Inc.
920,397
0.1
6,925  Wyndham Hotels &
Resorts, Inc.
531,494
0.1
8,879
Wynn Resorts Ltd.
907,700
0.1
7,386
(1)
YETI Holdings, Inc.
284,730
0.0
23,979
Yum! Brands, Inc.
3,324,688
0.3
106,634,438
10.8
Consumer Staples : 3.2%
35,606  Albertsons Cos., Inc.
- Class A
763,393
0.1
11,370
(1)
BJ's Wholesale Club
Holdings, Inc.
860,140
0.1
801
(1)
Boston Beer Co., Inc.
- Class A
243,840
0.0
4,172  Brown-Forman Corp.
- Class A
220,907
0.0
15,682  Brown-Forman Corp.
- Class B
809,505
0.1
12,371
Bunge Global SA
1,268,275
0.1
16,310
Campbell Soup Co.
724,979
0.1
3,183  Casey's General
Stores, Inc.
1,013,626
0.1
12,279
(1)
Celsius Holdings, Inc.
1,018,175
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
20,889  Church & Dwight Co.,
Inc.
$ 2,178,932
0.2
10,575
Clorox Co.
1,619,138
0.2
40,672
Conagra Brands, Inc.
1,205,518
0.1
32,100
(1)
Coty, Inc. - Class A
383,916
0.1
13,512
(1)
Darling Ingredients,
Inc.
628,443
0.1
16,021
Flowers Foods, Inc.
380,499
0.0
3,691
(1)
Freshpet, Inc.
427,639
0.1
8,092
(1)
Grocery Outlet Holding
Corp.
232,888
0.0
24,747
Hormel Foods Corp.
863,423
0.1
5,623
Ingredion, Inc.
657,047
0.1
8,779
JM Smucker Co.
1,105,013
0.1
22,216
Kellogg Co.
1,272,755
0.1
55,805
Kroger Co.
3,188,140
0.3
12,426  Lamb Weston
Holdings, Inc.
1,323,742
0.1
1,786
(1)
Maplebear, Inc.
66,600
0.0
21,488
McCormick & Co., Inc.
1,650,493
0.2
14,943  Molson Coors
Beverage Co. - Class
B
1,004,917
0.1
11,107
(1)
Olaplex Holdings, Inc.
21,325
0.0
13,097
(1)
Performance Food
Group Co.
977,560
0.1
3,501
(1)
Pilgrim's Pride Corp.
120,154
0.0
4,381
(1)
Post Holdings, Inc.
465,613
0.1
4,630  Reynolds Consumer
Products, Inc.
132,233
0.0
18
Seaboard Corp.
58,030
0.0
2,581  Spectrum Brands
Holdings, Inc.
229,735
0.0
23,757  Tyson Foods, Inc.
- Class A
1,395,249
0.2
19,368
(1)
US Foods Holding
Corp.
1,045,291
0.1
61,259  Walgreens Boots
Alliance, Inc.
1,328,708
0.1
5,540
WK Kellogg Co.
104,152
0.0
30,989,993
3.2
Energy : 5.0%
28,905  Antero Midstream
Corp.
406,404
0.0
24,111
(1)
Antero Resources
Corp.
699,219
0.1
31,118
APA Corp.
1,069,837
0.1
85,409
Baker Hughes Co.
2,861,202
0.3
20,494
Cheniere Energy, Inc.
3,305,272
0.3
10,679
(2)
Chesapeake Energy
Corp.
948,616
0.1
63,831
Coterra Energy, Inc.
1,779,608
0.2
54,815
Devon Energy Corp.
2,750,617
0.3
15,254  Diamondback Energy,
Inc.
3,022,885
0.3
8,272
DT Midstream, Inc.
505,419
0.1
30,821
EQT Corp.
1,142,535
0.1
76,832
Halliburton Co.
3,028,717
0.3
23,768
Hess Corp.
3,627,948
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
13,666
HF Sinclair Corp.
$ 825,016
0.1
49,930
Marathon Oil Corp.
1,415,016
0.1
5,522  New Fortress Energy,
Inc.
168,918
0.0
33,447
NOV, Inc.
652,885
0.1
49,756
ONEOK, Inc.
3,988,939
0.4
21,943
Ovintiv, Inc.
1,138,842
0.1
37,623
Phillips 66
6,145,341
0.6
19,959  Range Resources
Corp.
687,188
0.1
93,532
(1)
Southwestern Energy
Co.
708,973
0.1
18,901
Targa Resources Corp.
2,116,723
0.2
37,003
TechnipFMC PLC
929,145
0.1
1,581  Texas Pacific Land
Corp.
914,624
0.1
104,163
Williams Cos., Inc.
4,059,232
0.4
48,899,121
5.0
Financials : 15.7%
2,853  Affiliated Managers
Group, Inc.
477,792
0.0
19,197
(1)
Affirm Holdings, Inc.
715,280
0.1
49,644
Aflac, Inc.
4,262,434
0.4
59,173  AGNC Investment
Corp.
585,813
0.1
22,431
Allstate Corp.
3,880,787
0.4
23,128
Ally Financial, Inc.
938,766
0.1
6,117  American Financial
Group, Inc.
834,848
0.1
8,568  Ameriprise Financial,
Inc.
3,756,554
0.4
42,732  Annaly Capital
Management, Inc.
841,393
0.1
44,618  Apollo Global
Management, Inc.
5,017,294
0.5
30,585
(1)
Arch Capital Group
Ltd.
2,827,277
0.3
14,288  Ares Management
Corp. - Class A
1,900,018
0.2
18,331  Arthur J Gallagher &
Co.
4,583,483
0.5
4,520
Assurant, Inc.
850,845
0.1
4,787
Assured Guaranty Ltd.
417,666
0.0
6,627  Axis Capital Holdings
Ltd.
430,888
0.0
65,030  Bank of New York
Mellon Corp.
3,747,029
0.4
9,081
Bank OZK
412,822
0.0
47,167
(1)
Block, Inc.
3,989,385
0.4
38,841
Blue Owl Capital, Inc.
732,541
0.1
2,415
BOK Financial Corp.
222,180
0.0
5,530
(1)
Brighthouse Financial,
Inc.
285,016
0.0
20,272
Brown & Brown, Inc.
1,774,611
0.2
18,032
Carlyle Group, Inc.
845,881
0.1
8,992  Cboe Global Markets,
Inc.
1,652,100
0.2
13,127  Cincinnati Financial
Corp.
1,629,980
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
39,769  Citizens Financial
Group, Inc.
$ 1,443,217
0.1
2,218
CNA Financial Corp.
100,742
0.0
14,646
(1)
Coinbase Global, Inc.
- Class A
3,882,948
0.4
17,725  Columbia Banking
System, Inc.
342,979
0.0
11,218
Comerica, Inc.
616,878
0.1
10,230  Commerce
Bancshares, Inc.
544,236
0.1
19,502
(2)
Corebridge Financial,
Inc.
560,292
0.1
6,010
(1)
Corpay, Inc.
1,854,325
0.2
534
(1)
Credit Acceptance
Corp.
294,528
0.0
5,046  Cullen/Frost Bankers,
Inc.
568,028
0.1
21,334  Discover Financial
Services
2,796,674
0.3
12,003  East West Bancorp,
Inc.
949,557
0.1
28,806  Equitable Holdings,
Inc.
1,094,916
0.1
2,998  Evercore, Inc. - Class
A
577,385
0.1
3,663
Everest Re Group Ltd.
1,456,043
0.1
30,480
F.N.B. Corp.
429,768
0.0
3,281  FactSet Research
Systems, Inc.
1,490,854
0.1
22,177  Fidelity National
Financial, Inc.
1,177,599
0.1
50,630  Fidelity National
Information Services,
Inc.
3,755,733
0.4
58,042
Fifth Third Bancorp
2,159,743
0.2
8,544  First American
Financial Corp.
521,611
0.0
928  First Citizens
BancShares, Inc.
- Class A
1,517,280
0.2
10,843
First Hawaiian, Inc.
238,112
0.0
47,396
First Horizon Corp.
729,898
0.1
25,604  Franklin Resources,
Inc.
719,728
0.1
22,052
Global Payments, Inc.
2,947,470
0.3
7,397
Globe Life, Inc.
860,789
0.1
3,026  Hanover Insurance
Group, Inc.
412,050
0.0
25,247  Hartford Financial
Services Group, Inc.
2,601,703
0.3
4,313
Houlihan Lokey, Inc.
552,883
0.1
122,982  Huntington
Bancshares, Inc.
1,715,599
0.2
8,858  Interactive Brokers
Group, Inc. - Class A
989,527
0.1
30,965
Invesco Ltd.
513,709
0.0
11,412  Janus Henderson
Group PLC
375,341
0.0
15,443  Jefferies Financial
Group, Inc.
681,036
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
5,131
Kemper Corp.
$ 317,712
0.0
79,649
KeyCorp
1,259,251
0.1
1,866  Kinsale Capital Group,
Inc.
979,165
0.1
56,743
KKR & Co., Inc.
5,707,211
0.6
9,330
Lazard, Inc.
390,647
0.0
14,408
Lincoln National Corp.
460,047
0.0
15,648
Loews Corp.
1,225,082
0.1
6,443  LPL Financial
Holdings, Inc.
1,702,241
0.2
14,144
M&T Bank Corp.
2,057,103
0.2
1,123
(1)
Markel Corp.
1,708,622
0.2
3,159  MarketAxess Holdings,
Inc.
692,611
0.1
23,477  MGIC Investment
Corp.
524,946
0.1
2,192
Morningstar, Inc.
675,947
0.1
6,567
MSCI, Inc.
3,680,475
0.4
31,509
Nasdaq, Inc.
1,988,218
0.2
60,717  New York Community
Bancorp, Inc.
195,509
0.0
17,296
Northern Trust Corp.
1,537,960
0.2
199,893
(1)
NU Holdings Ltd./
Cayman Islands
- Class A
2,384,723
0.2
22,266  Old Republic
International Corp.
684,012
0.1
9,563  OneMain Holdings,
Inc.
488,574
0.0
6,414  Pinnacle Financial
Partners, Inc.
550,834
0.1
5,999
Popular, Inc.
528,452
0.1
2,975
Primerica, Inc.
752,556
0.1
20,283  Principal Financial
Group, Inc.
1,750,626
0.2
7,425  Prosperity Bancshares,
Inc.
488,416
0.0
31,052  Prudential Financial,
Inc.
3,645,505
0.4
16,179  Raymond James
Financial, Inc.
2,077,707
0.2
79,014  Regions Financial
Corp.
1,662,455
0.2
5,683  Reinsurance Group of
America, Inc.
1,096,137
0.1
4,419  RenaissanceRe
Holdings Ltd.
1,038,598
0.1
41,075
Rithm Capital Corp.
458,397
0.0
3,429
RLI Corp.
509,104
0.0
54,076
(1)
Robinhood Markets,
Inc. - Class A
1,088,550
0.1
10,049
(1)(2)
Rocket Cos., Inc.
- Class A
146,213
0.0
8,234  Ryan Specialty
Holdings, Inc.
456,987
0.0
8,563
SEI Investments Co.
615,680
0.1
4,571
(1)(2)
Shift4 Payments, Inc.
- Class A
302,006
0.0
19,174
SLM Corp.
417,801
0.0
81,252
(1)(2)
SoFi Technologies, Inc.
593,140
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
25,122  Starwood Property
Trust, Inc.
$ 510,730
0.0
25,781
State Street Corp.
1,993,387
0.2
8,459
Stifel Financial Corp.
661,240
0.1
34,636
Synchrony Financial
1,493,504
0.1
12,328  Synovus Financial
Corp.
493,860
0.0
18,862  T. Rowe Price Group,
Inc.
2,299,655
0.2
4,269
TFS Financial Corp.
53,619
0.0
31,344
(1)
Toast, Inc. - Class A
781,092
0.1
6,108
TPG, Inc.
273,028
0.0
9,810  Tradeweb Markets,
Inc. - Class A
1,021,908
0.1
16,441
Unum Group
882,224
0.1
7,913
(2)
UWM Holdings Corp.
57,448
0.0
7,508  Virtu Financial, Inc.
- Class A
154,064
0.0
8,352
(3)
Voya Financial, Inc.
617,380
0.1
17,092
W.R. Berkley Corp.
1,511,616
0.1
14,585  Webster Financial
Corp.
740,480
0.1
9,217  Western Alliance
Bancorp
591,639
0.1
3,655
(1)
WEX, Inc.
868,172
0.1
211  White Mountains
Insurance Group Ltd.
378,597
0.0
8,843  Willis Towers Watson
PLC
2,431,825
0.2
5,186  Wintrust Financial
Corp.
541,367
0.1
27,536
XP, Inc. - Class A
706,574
0.1
12,404
Zions Bancorp NA
538,334
0.1
155,526,827
15.7
Health Care : 9.8%
7,827
(1)
10X Genomics, Inc.
- Class A
293,747
0.0
7,647
(1)
Acadia Healthcare Co.,
Inc.
605,795
0.1
24,990  Agilent Technologies,
Inc.
3,636,295
0.4
24,773
(1)
agilon health, Inc.
151,115
0.0
6,528
(1)
Align Technology, Inc.
2,140,662
0.2
10,719
(1)
Alnylam
Pharmaceuticals, Inc.
1,601,955
0.2
2,731
(1)
Amedisys, Inc.
251,689
0.0
14,379  AmerisourceBergen
Corp.
3,493,953
0.4
8,616
(1)
Apellis
Pharmaceuticals, Inc.
506,449
0.0
57,685
(1)
Avantor, Inc.
1,475,005
0.1
4,694
(1)
Azenta, Inc.
282,954
0.0
43,228  Baxter International,
Inc.
1,847,565
0.2
12,321
(1)
Biogen, Inc.
2,656,777
0.3
15,999
(1)
BioMarin
Pharmaceutical, Inc.
1,397,353
0.1
1,754
(1)
Bio-Rad Laboratories,
Inc. - Class A
606,656
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
13,303
Bio-Techne Corp.
$ 936,398
0.1
8,560
Bruker Corp.
804,126
0.1
21,093
Cardinal Health, Inc.
2,360,307
0.2
15,373
(1)
Catalent, Inc.
867,806
0.1
10,181
(1)
Certara, Inc.
182,036
0.0
4,338
(1)
Charles River
Laboratories
International, Inc.
1,175,381
0.1
1,254
Chemed Corp.
804,980
0.1
16,616
Cooper Cos., Inc.
1,685,859
0.2
4,604
(1)
DaVita, Inc.
635,582
0.1
18,025  DENTSPLY SIRONA,
Inc.
598,250
0.1
33,078
(1)
Dexcom, Inc.
4,587,919
0.5
9,639
(1)
Doximity, Inc. - Class A
259,386
0.0
41,781
(1)
Elanco Animal Health,
Inc.
680,195
0.1
8,418  Encompass Health
Corp.
695,158
0.1
4,471
(1)
Enovis Corp.
279,214
0.0
13,959
(1)
Envista Holdings Corp.
298,443
0.0
15,264
(1)
Exact Sciences Corp.
1,054,132
0.1
26,247
(1)
Exelixis, Inc.
622,841
0.1
7,546
(1)
Fortrea Holdings, Inc.
302,896
0.0
10,104
(1)
Globus Medical, Inc.
- Class A
541,979
0.1
11,141
(1)
Henry Schein, Inc.
841,368
0.1
19,778
(1)
Hologic, Inc.
1,541,893
0.2
6,968
(1)
ICON PLC
2,340,900
0.2
1,724
(1)
ICU Medical, Inc.
185,020
0.0
7,043
(1)
IDEXX Laboratories,
Inc.
3,802,727
0.4
13,521
(1)
Illumina, Inc.
1,856,704
0.2
15,759
(1)
Incyte Corp.
897,790
0.1
2,491
(1)
Inspire Medical
Systems, Inc.
535,042
0.1
5,926
(1)
Insulet Corp.
1,015,716
0.1
5,813
(1)
Integra LifeSciences
Holdings Corp.
206,071
0.0
12,140
(1)
Ionis Pharmaceuticals,
Inc.
526,269
0.1
15,561
(1)
IQVIA Holdings, Inc.
3,935,221
0.4
5,205
(1)
Jazz Pharmaceuticals
PLC
626,786
0.1
7,249  Laboratory Corp. of
America Holdings
1,583,617
0.2
9,366
(1)
Maravai LifeSciences
Holdings, Inc. - Class A
81,203
0.0
3,680
(1)
Masimo Corp.
540,408
0.1
1,991
(1)
Medpace Holdings,
Inc.
804,663
0.1
1,830
(1)
Mettler-Toledo
International, Inc.
2,436,261
0.2
4,939
(1)
Molina Healthcare, Inc.
2,029,089
0.2
9,301
(1)
Natera, Inc.
850,669
0.1
8,261
(1)
Neurocrine
Biosciences, Inc.
1,139,357
0.1
8,946
(1)
Novocure Ltd.
139,826
0.0
21,780
Organon & Co.
409,464
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
3,093
(1)
Penumbra, Inc.
$ 690,296
0.1
11,502
Perrigo Co. PLC
370,249
0.0
10,110
Premier, Inc. - Class A
223,431
0.0
19,066
QIAGEN N.V.
819,647
0.1
9,575
Quest Diagnostics, Inc.
1,274,528
0.1
4,555
(1)
QuidelOrtho Corp.
218,367
0.0
13,034
(1)
R1 RCM, Inc.
167,878
0.0
4,746
(1)
Repligen Corp.
872,884
0.1
12,416
ResMed, Inc.
2,458,741
0.2
10,601
Revvity, Inc.
1,113,105
0.1
31,081
(1)
Roivant Sciences Ltd.
327,594
0.0
31,745  Royalty Pharma PLC
- Class A
964,096
0.1
7,646
(1)
Sarepta Therapeutics,
Inc.
989,851
0.1
3,099
(1)
Shockwave Medical,
Inc.
1,009,127
0.1
10,555
(1)
Sotera Health Co.
126,766
0.0
8,481
STERIS PLC
1,906,698
0.2
5,493
(1)
Tandem Diabetes
Care, Inc.
194,507
0.0
14,058
(1)
Teladoc Health, Inc.
212,276
0.0
4,016
Teleflex, Inc.
908,299
0.1
8,627
(1)
Tenet Healthcare Corp.
906,784
0.1
6,700
(1)
Ultragenyx
Pharmaceutical, Inc.
312,823
0.0
3,859
(1)
United Therapeutics
Corp.
886,489
0.1
5,032  Universal Health
Services, Inc. - Class B
918,139
0.1
12,385
(1)
Veeva Systems, Inc.
- Class A
2,869,481
0.3
102,277
Viatris, Inc.
1,221,187
0.1
5,007
(1)
Waters Corp.
1,723,560
0.2
6,328  West Pharmaceutical
Services, Inc.
2,504,053
0.2
17,958  Zimmer Biomet
Holdings, Inc.
2,370,097
0.2
97,207,875
9.8
Industrials : 19.7%
10,346
A.O. Smith Corp.
925,553
0.1
2,662
Acuity Brands, Inc.
715,359
0.1
5,723  Advanced Drainage
Systems, Inc.
985,730
0.1
11,605
AECOM
1,138,218
0.1
5,336
AGCO Corp.
656,435
0.1
8,820
Air Lease Corp.
453,701
0.0
10,688
(1)
Alaska Air Group, Inc.
459,477
0.0
7,501
Allegion PLC
1,010,460
0.1
7,611  Allison Transmission
Holdings, Inc.
617,709
0.1
8,553
AMERCO
570,314
0.1
55,524
(1)
American Airlines
Group, Inc.
852,293
0.1
19,670
AMETEK, Inc.
3,597,643
0.4
3,737  Armstrong World
Industries, Inc.
464,210
0.0
1,591  Avis Budget Group,
Inc.
194,834
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,018
(1)
Axon Enterprise, Inc.
$ 1,882,912
0.2
12,274
(1)
AZEK Co., Inc.
616,400
0.1
10,959  Booz Allen Hamilton
Holding Corp.
1,626,754
0.2
10,372
(1)
Builders FirstSource,
Inc.
2,163,081
0.2
7,804  BWX Technologies,
Inc.
800,846
0.1
1,885
(1)
CACI International, Inc.
- Class A
714,095
0.1
4,137
Carlisle Cos., Inc.
1,621,083
0.2
71,255
Carrier Global Corp.
4,142,053
0.4
12,774
(1)
Ceridian HCM Holding,
Inc.
845,767
0.1
9,827  CH Robinson
Worldwide, Inc.
748,228
0.1
30,453
(1)(2)
ChargePoint Holdings,
Inc.
57,861
0.0
7,410
Cintas Corp.
5,090,892
0.5
40,126
(1)(2)
Clarivate PLC
298,136
0.0
4,325
(1)
Clean Harbors, Inc.
870,666
0.1
83,558
CNH Industrial NV
1,082,912
0.1
73,378
(1)
Copart, Inc.
4,250,054
0.4
14,833
(1)
Core & Main, Inc.
- Class A
849,189
0.1
34,572
(1)
CoStar Group, Inc.
3,339,655
0.3
4,090
Crane Co.
552,682
0.1
4,101
Crane Holdings Co.
253,852
0.0
11,650
Cummins, Inc.
3,432,673
0.3
3,260
Curtiss-Wright Corp.
834,364
0.1
54,877
Delta Air Lines, Inc.
2,626,962
0.3
10,349
Donaldson Co., Inc.
772,863
0.1
11,928
Dover Corp.
2,113,522
0.2
5,297
(1)
Driven Brands
Holdings, Inc.
83,640
0.0
23,224  Dun & Bradstreet
Holdings, Inc.
233,169
0.0
3,965
EMCOR Group, Inc.
1,388,543
0.1
10,420
Equifax, Inc.
2,787,558
0.3
4,810
Esab Corp.
531,842
0.1
12,376  Expeditors
International of
Washington, Inc.
1,504,550
0.2
48,831
Fastenal Co.
3,766,823
0.4
17,464
Ferguson PLC
3,814,662
0.4
11,151
Flowserve Corp.
509,378
0.1
30,241
Fortive Corp.
2,601,331
0.3
10,805  Fortune Brands
Innovations, Inc.
914,859
0.1
2,837
(1)
FTI Consulting, Inc.
596,593
0.1
14,088
(1)
Gates Industrial Corp.
PLC
249,498
0.0
5,186
(1)
Generac Holdings, Inc.
654,162
0.1
15,090
Genpact Ltd.
497,216
0.1
14,284
Graco, Inc.
1,334,983
0.1
9,977
(1)
GXO Logistics, Inc.
536,364
0.1
11,318
(1)
Hayward Holdings, Inc.
173,279
0.0
3,847
HEICO Corp.
734,777
0.1
6,933
HEICO Corp. - Class A
1,067,266
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
11,194
(1)(2)
Hertz Global Holdings,
Inc.
$ 87,649
0.0
7,185
Hexcel Corp.
523,427
0.1
32,430  Howmet Aerospace,
Inc.
2,219,185
0.2
4,580
Hubbell, Inc.
1,900,929
0.2
3,350  Huntington Ingalls
Industries, Inc.
976,425
0.1
6,464
IDEX Corp.
1,577,345
0.2
34,611
Ingersoll Rand, Inc.
3,286,314
0.3
7,063
ITT, Inc.
960,780
0.1
10,757
Jacobs Solutions, Inc.
1,653,674
0.2
7,037  JB Hunt Transport
Services, Inc.
1,402,122
0.1
11,411
KBR, Inc.
726,424
0.1
5,025
(1)
Kirby Corp.
478,983
0.0
13,349  Knight-Swift
Transportation
Holdings, Inc.
734,462
0.1
3,049
Landstar System, Inc.
587,725
0.1
11,670
Leidos Holdings, Inc.
1,529,820
0.2
2,732  Lennox International,
Inc.
1,335,292
0.1
4,771  Lincoln Electric
Holdings, Inc.
1,218,704
0.1
29,858
(1)
Lyft, Inc. - Class A
577,752
0.1
4,192
ManpowerGroup, Inc.
325,467
0.0
19,223
Masco Corp.
1,516,310
0.2
5,300
(1)
MasTec, Inc.
494,225
0.0
17,226  MDU Resources
Group, Inc.
434,095
0.0
4,576
(1)
Mercury Systems, Inc.
134,992
0.0
4,535
(1)
Middleby Corp.
729,183
0.1
3,142
MSA Safety, Inc.
608,260
0.1
4,001  MSC Industrial Direct
Co., Inc. - Class A
388,257
0.0
4,889
Nordson Corp.
1,342,226
0.1
14,061
nVent Electric PLC
1,060,199
0.1
16,872  Old Dominion Freight
Line, Inc.
3,700,198
0.4
5,558
Oshkosh Corp.
693,138
0.1
35,355
Otis Worldwide Corp.
3,509,691
0.4
7,570
Owens Corning
1,262,676
0.1
43,851
PACCAR, Inc.
5,432,700
0.5
10,930
Parker-Hannifin Corp.
6,074,785
0.6
5,485
(1)
Paycor HCM, Inc.
106,628
0.0
14,025
Pentair PLC
1,198,296
0.1
44,827
(1)(2)
Plug Power, Inc.
154,205
0.0
12,292
Quanta Services, Inc.
3,193,462
0.3
15,527
RB Global, Inc.
1,182,692
0.1
2,410
(1)
RBC Bearings, Inc.
651,543
0.1
5,653
Regal Rexnord Corp.
1,018,105
0.1
17,664
Republic Services, Inc.
3,381,596
0.3
8,806  Robert Half
International, Inc.
698,140
0.1
9,827  Rockwell Automation,
Inc.
2,862,900
0.3
21,822
Rollins, Inc.
1,009,704
0.1
3,729
Ryder System, Inc.
448,189
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,270
(1)
Saia, Inc.
$ 1,327,950
0.1
4,597  Schneider National,
Inc. - Class B
104,076
0.0
4,492  Science Applications
International Corp.
585,712
0.1
12,860  Sensata Technologies
Holding PLC
472,476
0.0
3,789
(1)
SiteOne Landscape
Supply, Inc.
661,370
0.1
4,449
Snap-on, Inc.
1,317,883
0.1
50,828
Southwest Airlines Co.
1,483,669
0.1
9,843
(1)
Spirit AeroSystems
Holdings, Inc. - Class A
355,037
0.0
18,578  SS&C Technologies
Holdings, Inc.
1,195,866
0.1
13,089  Stanley Black &
Decker, Inc.
1,281,806
0.1
7,851
(1)
Stericycle, Inc.
414,140
0.0
18,237
(1)(2)
Sunrun, Inc.
240,364
0.0
4,530
Tetra Tech, Inc.
836,736
0.1
16,731
Textron, Inc.
1,605,005
0.2
5,212
Timken Co.
455,685
0.0
8,897
Toro Co.
815,232
0.1
19,475  Trane Technologies
PLC
5,846,395
0.6
4,531
TransDigm Group, Inc.
5,580,380
0.6
16,510
TransUnion
1,317,498
0.1
9,282
(1)
Trex Co., Inc.
925,879
0.1
657
(1)
U-Haul Holding Co.
44,374
0.0
27,929
(1)
United Airlines
Holdings, Inc.
1,337,241
0.1
5,786
United Rentals, Inc.
4,172,342
0.4
1,769
Valmont Industries, Inc.
403,827
0.0
12,203
Verisk Analytics, Inc.
2,876,613
0.3
29,342  Vertiv Holdings Co.
- Class A
2,396,361
0.2
9,984
Vestis Corp.
192,392
0.0
2,876
Watsco, Inc.
1,242,346
0.1
3,772  WESCO International,
Inc.
646,068
0.1
15,246  Westinghouse Air
Brake Technologies
Corp.
2,221,037
0.2
15,923
(1)
WillScot Mobile Mini
Holdings Corp.
740,420
0.1
5,114
Woodward, Inc.
788,170
0.1
3,777
WW Grainger, Inc.
3,842,342
0.4
9,736
(1)
XPO, Inc.
1,188,084
0.1
20,278
Xylem, Inc.
2,620,729
0.3
195,134,310
19.7
Information Technology : 13.8%
12,769
(1)
Akamai Technologies,
Inc.
1,388,756
0.1
6,391
(1)
Allegro MicroSystems,
Inc.
172,301
0.0
9,759
Amdocs Ltd.
881,921
0.1
79
Amdocs Ltd.
7,139
0.0
49,870  Amphenol Corp.
- Class A
5,752,505
0.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
7,421
(1)
ANSYS, Inc.
$ 2,576,274
0.3
17,170
(1)
AppLovin Corp. - Class
A
1,188,507
0.1
4,607
(1)
Arrow Electronics, Inc.
596,422
0.1
2,341
(1)
Aspen Technology, Inc.
499,289
0.1
7,747
Avnet, Inc.
384,096
0.0
16,627  Bentley Systems, Inc.
- Class B
868,262
0.1
8,746
(1)
BILL Holdings, Inc.
601,025
0.1
10,021  Broadridge Financial
Solutions, Inc.
2,052,902
0.2
28,946
(1)
CCC Intelligent
Solutions Holdings,
Inc.
346,194
0.0
11,558
CDW Corp.
2,956,305
0.3
12,310
(1)
Ciena Corp.
608,730
0.1
4,706
(1)
Cirrus Logic, Inc.
435,587
0.0
25,133
(1)
Cloudflare, Inc. - Class
A
2,433,628
0.3
14,728
Cognex Corp.
624,762
0.1
42,928  Cognizant Technology
Solutions Corp. - Class
A
3,146,193
0.3
11,072
(1)
Coherent Corp.
671,185
0.1
3,743
Concentrix Corp.
247,862
0.0
16,373
(1)
Confluent, Inc. - Class
A
499,704
0.1
65,044
Corning, Inc.
2,143,850
0.2
18,255
(1)
Crowdstrike Holdings,
Inc. - Class A
5,852,370
0.6
23,818
(1)
Datadog, Inc. - Class A
2,943,905
0.3
17,292
(1)
DocuSign, Inc.
1,029,739
0.1
5,044  Dolby Laboratories,
Inc. - Class A
422,536
0.0
12,022
(1)
DoubleVerify Holdings,
Inc.
422,694
0.0
22,013
(1)
Dropbox, Inc. - Class A
534,916
0.1
16,512
(1)
DXC Technology Co.
350,220
0.0
22,073
(1)
Dynatrace, Inc.
1,025,070
0.1
6,863
(1)
Elastic NV
687,947
0.1
11,379
(1)
Enphase Energy, Inc.
1,376,631
0.1
12,766
Entegris, Inc.
1,794,134
0.2
4,754
(1)
EPAM Systems, Inc.
1,312,865
0.1
3,736
(1)
Euronet Worldwide,
Inc.
410,699
0.0
5,053
(1)
F5, Inc.
957,998
0.1
2,072
(1)
Fair Isaac Corp.
2,589,192
0.3
9,099
(1)
First Solar, Inc.
1,535,911
0.2
6,175
(1)
Five9, Inc.
383,529
0.0
6,463
(1)
Gartner, Inc.
3,080,718
0.3
47,358
Gen Digital, Inc.
1,060,819
0.1
7,770
(1)
Gitlab, Inc. - Class A
453,146
0.1
6,688
(1)(2)
GLOBALFOUNDRIES,
Inc.
348,512
0.0
3,524
(1)
Globant SA
711,496
0.1
12,039
(1)
GoDaddy, Inc. - Class
A
1,428,789
0.1
6,971
(1)
Guidewire Software,
Inc.
813,585
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
8,291
(1)
HashiCorp, Inc. - Class
A
$ 223,442
0.0
110,951  Hewlett Packard
Enterprise Co.
1,967,161
0.2
73,892
HP, Inc.
2,233,016
0.2
3,964
(1)
HubSpot, Inc.
2,483,684
0.3
3,707
(1)
Informatica, Inc.
- Class A
129,745
0.0
2,557
(1)
IPG Photonics Corp.
231,894
0.0
10,660
Jabil, Inc.
1,427,907
0.1
6,217  Jack Henry &
Associates, Inc.
1,080,079
0.1
27,208
Juniper Networks, Inc.
1,008,329
0.1
14,910
(1)
Keysight Technologies,
Inc.
2,331,626
0.2
19,360
(1)
Kyndryl Holdings, Inc.
421,274
0.0
11,645
(1)
Lattice Semiconductor
Corp.
910,988
0.1
2,063
Littelfuse, Inc.
499,968
0.1
5,697
(1)
Lumentum Holdings,
Inc.
269,753
0.0
5,268
(1)
Manhattan Associates,
Inc.
1,318,212
0.1
73,093  Marvell Technology,
Inc.
5,180,832
0.5
45,433  Microchip Technology,
Inc.
4,075,794
0.4
5,659
MKS Instruments, Inc.
752,647
0.1
5,788
(1)
MongoDB, Inc.
2,075,808
0.2
3,929  Monolithic Power
Systems, Inc.
2,661,583
0.3
6,029
(1)
nCino, Inc.
225,364
0.0
5,501
(1)
NCR Atleos Corp.
108,645
0.0
11,001
(1)
NCR Corp.
138,943
0.0
17,612
NetApp, Inc.
1,848,732
0.2
20,770
(1)
Nutanix, Inc. - Class A
1,281,924
0.1
13,070
(1)
Okta, Inc.
1,367,383
0.1
36,875
(1)
ON Semiconductor
Corp.
2,712,156
0.3
164,656
(1)
Palantir Technologies,
Inc. - Class A
3,788,735
0.4
27,559
Paychex, Inc.
3,384,245
0.3
4,416
Paycom Software, Inc.
878,828
0.1
3,581
(1)
Paylocity Holding
Corp.
615,431
0.1
3,574
Pegasystems, Inc.
231,023
0.0
6,785
(1)
Procore Technologies,
Inc.
557,524
0.1
9,795
(1)
PTC, Inc.
1,850,667
0.2
24,659
(1)
Pure Storage, Inc.
- Class A
1,282,021
0.1
8,368
(1)
Qorvo, Inc.
960,897
0.1
7,274
(1)
RingCentral, Inc.
- Class A
252,699
0.0
20,512
(1)
SentinelOne, Inc.
- Class A
478,135
0.1
13,595  Skyworks Solutions,
Inc.
1,472,610
0.2
10,907
(1)
Smartsheet, Inc.
- Class A
419,920
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
4,953
TD SYNNEX Corp.
$ 560,184
0.1
3,984
(1)
Teledyne Technologies,
Inc.
1,710,411
0.2
8,463
(1)
Teradata Corp.
327,264
0.0
13,177
Teradyne, Inc.
1,486,761
0.2
21,066
(1)
Trimble, Inc.
1,355,808
0.1
14,471
(1)
Twilio, Inc. - Class A
884,902
0.1
3,559
(1)
Tyler Technologies,
Inc.
1,512,611
0.2
354
Ubiquiti, Inc.
41,011
0.0
32,524
(1)
UiPath, Inc. - Class A
737,319
0.1
24,828
(1)
Unity Software, Inc.
662,908
0.1
3,983  Universal Display
Corp.
670,936
0.1
7,591
(1)
VeriSign, Inc.
1,438,570
0.1
9,964
(1)(2)
Viasat, Inc.
180,249
0.0
13,268
Vontier Corp.
601,837
0.1
27,727
(1)
Western Digital Corp.
1,892,091
0.2
31,045
Western Union Co.
434,009
0.0
10,572
(1)
Wolfspeed, Inc.
311,874
0.0
4,376
(1)
Zebra Technologies
Corp. - Class A
1,319,101
0.1
22,045
(1)
Zoom Video
Communications, Inc.
- Class A
1,441,082
0.1
7,567
(1)
Zscaler, Inc.
1,457,631
0.2
136,777,003
13.8
Materials : 5.7%
10,011
Albemarle Corp.
1,318,849
0.1
15,158
Alcoa Corp.
512,189
0.1
123,171
Amcor PLC
1,171,356
0.1
5,591
AptarGroup, Inc.
804,489
0.1
12,228  Ardagh Metal
Packaging SA
41,942
0.0
4,266
Ashland, Inc.
415,380
0.0
6,903
Avery Dennison Corp.
1,541,095
0.2
18,865
(1)
Axalta Coating
Systems Ltd.
648,767
0.1
26,342
Ball Corp.
1,774,397
0.2
9,912  Berry Global Group,
Inc.
599,478
0.1
8,449
Celanese Corp.
1,452,045
0.1
16,457  CF Industries
Holdings, Inc.
1,369,387
0.1
12,674
Chemours Co.
332,819
0.0
42,578
(1)
Cleveland-Cliffs, Inc.
968,224
0.1
60,337
Corteva, Inc.
3,479,635
0.4
9,046
Crown Holdings, Inc.
716,986
0.1
36,788  DuPont de Nemours,
Inc.
2,820,536
0.3
2,945
Eagle Materials, Inc.
800,304
0.1
10,136
Eastman Chemical Co.
1,015,830
0.1
19,029
Element Solutions, Inc.
475,344
0.1
10,649
FMC Corp.
678,341
0.1
134,462
(1)(2)
Ginkgo Bioworks
Holdings, Inc.
155,976
0.0
26,026  Graphic Packaging
Holding Co.
759,439
0.1
14,419
Huntsman Corp.
375,326
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
21,834  International Flavors &
Fragrances, Inc.
$ 1,877,506
0.2
29,607
International Paper Co.
1,155,265
0.1
5,478
Louisiana-Pacific Corp.
459,659
0.0
22,124  LyondellBasell
Industries NV - Class A
2,262,843
0.2
5,279  Martin Marietta
Materials, Inc.
3,240,989
0.3
27,844
Mosaic Co.
903,816
0.1
8,867
(1)(2)
MP Materials Corp.
126,798
0.0
531
NewMarket Corp.
336,983
0.0
21,009
Nucor Corp.
4,157,681
0.4
10,262
Olin Corp.
603,405
0.1
7,564  Packaging Corp. of
America
1,435,496
0.1
20,073
PPG Industries, Inc.
2,908,578
0.3
4,882  Reliance Steel &
Aluminum Co.
1,631,467
0.2
5,590
Royal Gold, Inc.
680,918
0.1
10,871
RPM International, Inc.
1,293,105
0.1
3,574
Scotts Miracle-Gro Co.
266,585
0.0
12,258
Sealed Air Corp.
455,998
0.0
6,896
Silgan Holdings, Inc.
334,870
0.0
8,335
Sonoco Products Co.
482,096
0.1
17,341
SSR Mining, Inc.
77,341
0.0
13,029
Steel Dynamics, Inc.
1,931,289
0.2
18,929  United States Steel
Corp.
771,925
0.1
11,090
(1)
Valvoline, Inc.
494,281
0.1
11,329
Vulcan Materials Co.
3,091,911
0.3
2,759
Westlake Corp.
421,575
0.0
21,715
Westrock Co.
1,073,807
0.1
56,704,321
5.7
Real Estate : 7.0%
8,450
Agree Realty Corp.
482,664
0.1
14,832  Alexandria Real Estate
Equities, Inc.
1,911,993
0.2
28,466  American Homes 4
Rent - Class A
1,046,979
0.1
24,229  Americold Realty Trust,
Inc.
603,787
0.1
12,685  Apartment Income
REIT Corp.
411,882
0.0
12,119  AvalonBay
Communities, Inc.
2,248,802
0.2
13,408
Boston Properties, Inc.
875,676
0.1
25,522  Brixmor Property
Group, Inc.
598,491
0.1
8,870
Camden Property Trust
872,808
0.1
25,977
(1)
CBRE Group, Inc.
- Class A
2,526,003
0.3
12,901  Cousins Properties,
Inc.
310,140
0.0
19,119
CubeSmart
864,561
0.1
25,833  Digital Realty Trust,
Inc.
3,720,985
0.4
3,901  EastGroup Properties,
Inc.
701,283
0.1
6,327
EPR Properties
268,581
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
15,187  Equity LifeStyle
Properties, Inc.
$ 978,043
0.1
31,897
Equity Residential
2,013,020
0.2
5,458  Essex Property Trust,
Inc.
1,336,173
0.1
17,884  Extra Space Storage,
Inc.
2,628,948
0.3
6,893  Federal Realty
Investment Trust
703,913
0.1
11,254  First Industrial Realty
Trust, Inc.
591,285
0.1
21,869  Gaming and Leisure
Properties, Inc.
1,007,505
0.1
32,386  Healthcare Realty
Trust, Inc.
458,262
0.0
60,379  Healthpeak Properties,
Inc.
1,132,106
0.1
8,870  Highwoods Properties,
Inc.
232,217
0.0
59,761  Host Hotels & Resorts,
Inc.
1,235,857
0.1
2,870
(1)
Howard Hughes
Holdings, Inc.
208,419
0.0
52,262
Invitation Homes, Inc.
1,861,050
0.2
24,761
Iron Mountain, Inc.
1,986,080
0.2
4,050
(1)
Jones Lang LaSalle,
Inc.
790,115
0.1
9,945
Kilroy Realty Corp.
362,296
0.0
56,091
Kimco Realty Corp.
1,099,945
0.1
7,428  Lamar Advertising Co.
- Class A
886,978
0.1
50,608
(2)
Medical Properties
Trust, Inc.
237,858
0.0
9,927  Mid-America
Apartment
Communities, Inc.
1,306,195
0.1
15,468  National Retail
Properties, Inc.
661,102
0.1
6,419  National Storage
Affiliates Trust
251,368
0.0
1,205  NET Lease Office
Properties
28,679
0.0
20,866  Omega Healthcare
Investors, Inc.
660,826
0.1
18,206  Park Hotels & Resorts,
Inc.
318,423
0.0
12,515
Rayonier, Inc.
415,999
0.0
71,134
Realty Income Corp.
3,848,349
0.4
15,445  Regency Centers
Corp.
935,349
0.1
17,992  Rexford Industrial
Realty, Inc.
904,998
0.1
9,183  SBA Communications
Corp.
1,989,956
0.2
27,751  Simon Property Group,
Inc.
4,342,754
0.4
15,497
STAG Industrial, Inc.
595,705
0.1
10,507
Sun Communities, Inc.
1,350,990
0.1
28,051
UDR, Inc.
1,049,388
0.1
34,163
Ventas, Inc.
1,487,457
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
88,442
VICI Properties, Inc.
$ 2,634,687
0.3
15,069
Vornado Realty Trust
433,535
0.0
47,396
Welltower, Inc.
4,428,682
0.5
62,629
Weyerhaeuser Co.
2,249,007
0.2
18,529
WP Carey, Inc.
1,045,777
0.1
4,713
(1)
Zillow Group, Inc.
- Class A
225,564
0.0
13,204
(1)
Zillow Group, Inc.
- Class C
644,091
0.1
69,003,586
7.0
Utilities : 5.0%
57,105
AES Corp.
1,023,893
0.1
21,807
Alliant Energy Corp.
1,099,073
0.1
22,394
Ameren Corp.
1,656,260
0.2
16,663  American Water Works
Co., Inc.
2,036,385
0.2
12,880
Atmos Energy Corp.
1,531,046
0.2
6,057
Avangrid, Inc.
220,717
0.0
11,359  Brookfield Renewable
Corp. - Class A
279,091
0.0
53,967  CenterPoint Energy,
Inc.
1,537,520
0.2
2,955  Clearway Energy, Inc.
- Class A
63,562
0.0
6,983  Clearway Energy, Inc.
- Class C
160,958
0.0
24,870
CMS Energy Corp.
1,500,656
0.1
29,676  Consolidated Edison,
Inc.
2,694,878
0.3
27,513  Constellation Energy
Corp.
5,085,778
0.5
17,618
DTE Energy Co.
1,975,683
0.2
32,324
Edison International
2,286,276
0.2
18,100
Entergy Corp.
1,912,808
0.2
21,443
Essential Utilities, Inc.
794,463
0.1
19,039
Evergy, Inc.
1,016,302
0.1
29,810
Eversource Energy
1,781,744
0.2
46,570
FirstEnergy Corp.
1,798,533
0.2
9,343  Hawaiian Electric
Industries, Inc.
105,296
0.0
4,305
IDACORP, Inc.
399,891
0.0
7,573
National Fuel Gas Co.
406,822
0.0
35,344
NiSource, Inc.
977,615
0.1
19,176
NRG Energy, Inc.
1,298,023
0.1
17,046
OGE Energy Corp.
584,678
0.1
174,232
PG&E Corp.
2,920,128
0.3
9,655  Pinnacle West Capital
Corp.
721,518
0.1
63,116
PPL Corp.
1,737,583
0.2
42,531  Public Service
Enterprise Group, Inc.
2,840,220
0.3
17,813
UGI Corp.
437,131
0.0
30,211
Vistra Corp.
2,104,196
0.2
26,987  WEC Energy Group,
Inc.
2,216,172
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
47,124
Xcel Energy, Inc.
$ 2,532,915
0.3
49,737,814
5.0
Total Common Stock
(Cost $440,658,387)
978,306,011
98.9
EXCHANGE-TRADED FUNDS : 0.9%
105,444  iShares Russell Mid-
Cap ETF
8,866,786
0.9
Total Exchange-Traded
Funds
(Cost $8,605,356)
8,866,786
0.9
OTHER
(4)
: —%
Communication Services : —%
14,786
(5)(6)
GCI Liberty, Inc. -
Class A
—
—
Total Other
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $449,263,743)
987,172,797
99.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.9%
Repurchase Agreements : 0.5%
1,504,592
(7)
Bank Of Montreal,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $1,505,471,
collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market Value
plus accrued interest
$1,534,684, due
08/01/33-03/01/54)
1,504,592
0.2
961,589
(7)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase
Amount $962,151,
collateralized
by various U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market
Value plus accrued
interest $980,821, due
06/01/36-04/01/54)
961,589
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,504,592
(7)
MUFG Securities
Americas, Inc.,
Repurchase
Agreement dated
03/28/2024, 5.340%,
due 04/01/2024
(Repurchase
Amount $1,505,472,
collateralized
by various U.S.
Government Agency
Obligations, 3.000%-
5.500%, Market Value
plus accrued interest
$1,534,684, due
01/01/39-11/01/52)
$ 1,504,592
0.1
1,504,592
(7)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
03/28/2024, 5.320%,
due 04/01/2024
(Repurchase
Amount $1,505,469,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.000%, Market Value
plus accrued interest
$1,534,685, due
01/01/28-07/15/58)
1,504,592
0.1
Total Repurchase
Agreements
(Cost $5,475,365)
5,475,365
0.5
Time Deposits : 0.1%
140,000
(7)
Canadian Imperial
Bank of Commerce,
5.310
%,
04/01/2024
(Cost $140,000)
140,000
0.1
140,000
(7)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
04/01/2024
(Cost $140,000)
140,000
0.0
130,000
(7)
Mizuho Bank Ltd.,
5.320
%,
04/01/2024
(Cost $130,000)
130,000
0.0
140,000
(7)
Royal Bank of Canada,
5.320
%,
04/01/2024
(Cost $140,000)
140,000
0.0
140,000
(7)
Skandinaviska
Enskilda Banken AB,
5.310
%,
04/01/2024
(Cost $140,000)
140,000
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
130,000
(7)
Societe Generale,
5.310
%,
04/01/2024
(Cost $130,000)
$ 130,000
0.0
Total Time Deposits
(Cost $820,000)
820,000
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.3%
1,116,000
(8)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
1,116,000
0.1
1,989,000
(8)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
1,989,000
0.2
Total Mutual Funds
(Cost $3,105,000)
3,105,000
0.3
Total Short-Term
Investments
(Cost $9,400,365)
9,400,365
0.9
Total Investments in
Securities
(Cost $458,664,108) $ 996,573,162 100.7
Liabilities in Excess
of Other Assets (6,950,674) (0.7)
Net Assets $ 989,622,488 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Investment in affiliate.
(4)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 978,306,011 $ — $ — $ 978,306,011
Exchange-Traded Funds 8,866,786 — — 8,866,786
Short-Term Investments 3,105,000 6,295,365 — 9,400,365
Total Investments, at fair value $ 990,277,797 $ 6,295,365 $ — $ 996,573,162
Other Financial Instruments+
Futures 81,727 — — 81,727
Total Assets $ 990,359,524 $ 6,295,365 $ — $ 996,654,889
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 648,468 $ — $ (14,500) $ (16,588) $ 617,380 $ 3,477 $ 22,657 $ —
$ 648,468 $ — $ (14,500) $ (16,588) $ 617,380 $ 3,477 $ 22,657 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2024, Voya Russell™ Mid Cap Index Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
GCI Liberty, Inc. - Class A 5/23/2023 $ — $ —
$ — $ —
At March 31, 2024, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index 9 06/21/24 $ 2,769,660 $ 81,727
$ 2,769,660 $ 81,727
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 576,650,198
Gross Unrealized Depreciation (38,741,144)
Net Unrealized Appreciation $ 537,909,054